iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .9%
Axon Enterprise, Inc.
(a)
..................... 312,166 $ 177,288,436
Boeing Co. (The)
(a)
........................ 439,456 95,414,687
BWX Technologies, Inc. .................... 67,169 11,609,490
Carpenter Technology Corp. ................. 35,601 11,208,619
General Electric Co. ....................... 4,352,855 1,340,809,926
HEICO Corp. ........................... 177,606 57,471,525
HEICO Corp. , Class A ...................... 313,799 79,212,282
Howmet Aerospace, Inc. .................... 1,678,025 344,028,686
Karman Holdings, Inc.
(a) (b)
................... 212,691 15,562,600
Leonardo DRS, Inc. ....................... 124,412 4,241,205
Loar Holdings, Inc.
(a) (b)
...................... 161,333 10,970,644
Lockheed Martin Corp. ..................... 240,248 116,200,750
Rocket Lab Corp.
(a)
....................... 1,731,285 120,774,442
StandardAero, Inc.
(a)
....................... 57,194 1,640,324
TransDigm Group, Inc. ..................... 40,438 53,776,474
2,440,210,090
a
Automobiles  —  3 .8%
Tesla, Inc.
(a)
............................. 10,666,142 4,796,777,380
a
Banks  —  0 .4%
Bank of America Corp. ..................... 2,211,325 121,622,875
Citigroup, Inc. ........................... 1,325,825 154,710,519
NU Holdings Ltd. , Class A
(a)
.................. 13,997,869 234,324,327
Pinnacle Financial Partners, Inc. ............... 22,708 2,166,570
Popular, Inc.
(b)
........................... 26,484 3,297,788
Western Alliance Bancorp ................... 94,483 7,943,186
524,065,265
a
Beverages  —  0 .7%
Celsius Holdings, Inc.
(a) (b)
.................... 687,934 31,466,101
Coca-Cola Co. (The) ...................... 7,952,017 555,925,508
Coca-Cola Consolidated, Inc. ................. 32,452 4,974,892
Monster Beverage Corp.
(a)
................... 2,919,187 223,814,067
PepsiCo, Inc. ........................... 785,307 112,707,261
928,887,829
a
Biotechnology  —  2 .9%
AbbVie, Inc. ............................ 7,413,649 1,693,944,660
Alnylam Pharmaceuticals, Inc.
(a)
............... 530,463 210,938,612
Amgen, Inc. ............................ 1,660,334 543,443,922
Apellis Pharmaceuticals, Inc.
(a) (b)
............... 451,129 11,332,360
Caris Life Sciences, Inc.
(a) (b)
.................. 44,465 1,199,666
Exact Sciences Corp.
(a)
..................... 42,991 4,366,166
Exelixis, Inc.
(a)
........................... 891,965 39,094,826
Gilead Sciences, Inc. ...................... 1,403,057 172,211,216
Halozyme Therapeutics, Inc.
(a) (b)
............... 489,804 32,963,809
Incyte Corp.
(a)
........................... 173,657 17,152,102
Insmed, Inc.
(a)
........................... 821,257 142,931,568
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 614,939 48,647,824
Natera, Inc.
(a)
........................... 543,324 124,470,095
Neurocrine Biosciences, Inc.
(a)
................ 346,711 49,174,021
Sarepta Therapeutics, Inc.
(a) (b)
................ 340,457 7,326,635
Summit Therapeutics, Inc.
(a) (b)
................. 488,799 8,549,094
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 385,747 8,872,181
Vertex Pharmaceuticals, Inc.
(a)
................ 1,076,200 487,906,032
Viking Therapeutics, Inc.
(a) (b)
.................. 32,903 1,157,528
3,605,682,317
a
Broadline Retail  —  4 .6%
Amazon.com, Inc.
(a)
....................... 24,731,631 5,708,555,067
Coupang, Inc.
(a)
.......................... 5,474,680 129,147,701
Security Shares Value
a
Broadline Retail (continued)
Etsy, Inc.
(a)
............................. 235,554 $ 13,059,114
5,850,761,882
a
Building Products  —  0 .4%
AAON, Inc.
(b)
............................ 281,187 21,440,509
Armstrong World Industries, Inc. ............... 52,824 10,094,666
Carlisle Companies, Inc. .................... 20,147 6,444,220
Lennox International, Inc. ................... 132,890 64,528,726
Simpson Manufacturing Co., Inc. .............. 14,365 2,319,517
Trane Technologies PLC .................... 932,902 363,085,458
467,913,096
a
Capital Markets  —  1 .4%
Ameriprise Financial, Inc. ................... 351,672 172,438,848
Ares Management Corp. , Class A .............. 787,398 127,267,139
Bank of New York Mellon Corp. (The) ........... 212,056 24,617,581
Blackstone, Inc. .......................... 3,103,957 478,443,932
Blue Owl Capital, Inc. , Class A ................ 2,656,503 39,688,155
Brookfield Asset Management Ltd. , Class A
(b)
...... 552,108 28,924,938
Bullish
(a) (b)
.............................. 21,465 812,880
Charles Schwab Corp. (The) ................. 624,049 62,348,736
Coinbase Global, Inc. , Class A
(a)
............... 91,033 20,586,203
FactSet Research Systems, Inc. ............... 10,227 2,967,773
Freedom Holding Corp. N.V.
(a) (b)
............... 62,817 7,643,573
Goldman Sachs Group, Inc. (The) ............. 66,141 58,137,939
Hamilton Lane, Inc. , Class A ................. 110,432 14,832,122
Houlihan Lokey, Inc. , Class A ................. 86,273 15,027,894
Interactive Brokers Group, Inc. , Class A .......... 95,850 6,164,113
Jefferies Financial Group, Inc. ................ 156,494 9,697,933
KKR & Co., Inc. .......................... 707,451 90,185,853
Lazard, Inc. ............................ 81,528 3,959,000
LPL Financial Holdings, Inc.
(b)
................ 333,455 119,100,122
Moody's Corp. ........................... 650,513 332,314,566
Morningstar, Inc. ......................... 64,220 13,955,648
MSCI, Inc. ............................. 149,921 86,014,175
Robinhood Markets, Inc. , Class A
(a)
............. 414,580 46,888,998
TPG, Inc. , Class A ........................ 519,418 33,159,645
Tradeweb Markets, Inc. , Class A ............... 39,582 4,256,648
XP, Inc. , Class A ......................... 148,578 2,432,222
1,801,866,636
a
Chemicals  —  0 .3%
Ecolab, Inc. ............................ 255,888 67,175,718
Sherwin-Williams Co. (The) .................. 875,216 283,596,240
350,771,958
a
Commercial Services & Supplies  —  0 .7%
Cintas Corp. ............................ 1,438,746 270,584,960
Copart, Inc.
(a)
........................... 3,446,784 134,941,594
RB Global, Inc. .......................... 47,773 4,914,408
Rollins, Inc. ............................. 1,174,467 70,491,509
Tetra Tech, Inc. .......................... 204,154 6,847,325
Veralto Corp. ............................ 395,915 39,504,399
Waste Management, Inc. .................... 1,548,163 340,146,893
867,431,088
a
Communications Equipment  —  0 .6%
Arista Networks, Inc.
(a)
..................... 4,317,035 565,661,096
Lumentum Holdings, Inc.
(a) (b)
................. 22,196 8,181,224
Motorola Solutions, Inc. .................... 293,684 112,574,951
Ubiquiti, Inc. ............................ 17,613 9,746,153
696,163,424
a
Construction & Engineering  —  0 .3%
Comfort Systems USA, Inc. .................. 145,562 135,851,559
EMCOR Group, Inc. ....................... 63,943 39,119,688

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Construction & Engineering (continued)
MasTec, Inc.
(a)
........................... 54,767 $ 11,904,703
Quanta Services, Inc. ...................... 477,438 201,507,482
WillScot Holdings Corp. , Class A .............. 195,769 3,686,330
392,069,762
a
Construction Materials  —  0 .0%
Eagle Materials, Inc. ....................... 7,663 1,583,789
James Hardie Industries PLC
(a) (b)
.............. 398,340 8,265,555
9,849,344
a
Consumer Finance  —  0 .2%
Ally Financial, Inc. ........................ 134,834 6,106,632
American Express Co. ..................... 741,033 274,145,158
Credit Acceptance Corp.
(a) (b)
.................. 2,783 1,234,149
Figure Technology Solutions, Inc. , Class A
(a) (b)
...... 25,853 1,055,836
SLM Corp. ............................. 108,044 2,923,671
SoFi Technologies, Inc.
(a)
.................... 695,564 18,209,866
303,675,312
a
Consumer Staples Distribution & Retail  —  1 .5%
BJ's Wholesale Club Holdings, Inc.
(a)
............ 80,912 7,284,507
Casey's General Stores, Inc. ................. 23,172 12,807,396
Costco Wholesale Corp. .................... 1,857,467 1,601,768,093
Performance Food Group Co.
(a)
............... 78,960 7,100,083
Sprouts Farmers Market, Inc.
(a)
................ 409,620 32,634,426
Sysco Corp. ............................ 1,074,101 79,150,503
Walmart, Inc. ............................ 1,819,157 202,672,281
1,943,417,289
a
Distributors  —  0 .0%
Pool Corp. ............................. 26,792 6,128,670
a
Diversified Consumer Services  —  0 .0%
Bright Horizons Family Solutions, Inc.
(a)
.......... 33,257 3,372,260
Duolingo, Inc. , Class A
(a)
.................... 159,085 27,919,417
Grand Canyon Education, Inc.
(a)
............... 32,783 5,452,141
H&R Block, Inc. .......................... 91,345 3,980,815
40,724,633
a
Diversified Telecommunication Services  —  0 .1%
AST SpaceMobile, Inc. , Class A
(a) (b)
............. 850,914 61,801,884
GCI Liberty, Inc. , Series A
(a)
.................. 3,092 114,002
GCI Liberty, Inc. , Series C , NVS
(a) (b)
............. 26,165 973,599
Iridium Communications, Inc. ................. 39,310 683,208
63,572,693
a
Electric Utilities  —  0 .1%
NRG Energy, Inc. ......................... 787,644 125,424,431
a
Electrical Equipment  —  0 .8%
GE Vernova, Inc. ......................... 1,144,096 747,746,823
Rockwell Automation, Inc. ................... 38,059 14,807,615
Vertiv Holdings Co. , Class A ................. 1,592,042 257,926,724
1,020,481,162
a
Electronic Equipment, Instruments & Components  —  0 .6%
Amphenol Corp. , Class A ................... 5,106,159 690,046,327
CDW Corp. ............................. 39,750 5,413,950
Jabil, Inc. .............................. 288,033 65,677,285
761,137,562
a
Energy Equipment & Services  —  0 .0%
SLB Ltd. ............................... 495,832 19,030,032
a
Security Shares Value
a
Entertainment  —  2 .0%
Liberty Media Corp.-Liberty Formula One , Series A
(a) (b)
29,775 $ 2,661,290
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a) (b)
............................. 272,330 26,827,228
Live Nation Entertainment, Inc.
(a) (b)
............. 662,245 94,369,912
Netflix, Inc.
(a)
............................ 17,735,475 1,662,878,136
ROBLOX Corp. , Class A
(a)
................... 2,595,483 210,311,987
Roku, Inc. , Class A
(a)
...................... 70,012 7,595,602
Spotify Technology SA
(a)
.................... 643,711 373,809,415
Take-Two Interactive Software, Inc.
(a)
............ 258,492 66,181,707
TKO Group Holdings, Inc. , Class A
(b)
............ 122,558 25,614,622
2,470,249,899
a
Financial Services  —  3 .9%
Affirm Holdings, Inc. , Class A
(a) (b)
............... 683,989 50,909,301
Apollo Global Management, Inc. ............... 1,201,492 173,927,982
Block, Inc. , Class A
(a) (b)
..................... 828,334 53,916,260
Corpay, Inc.
(a)
........................... 284,375 85,576,969
Equitable Holdings, Inc. .................... 1,121,337 53,431,708
Fiserv, Inc.
(a)
............................ 618,723 41,559,624
Mastercard, Inc. , Class A .................... 3,366,508 1,921,872,087
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 276,984 17,441,682
Toast, Inc. , Class A
(a)
...................... 1,938,219 68,826,157
UWM Holdings Corp. , Class A ................ 129,282 566,255
Visa, Inc. , Class A
(b)
....................... 7,044,455 2,470,560,813
WEX, Inc.
(a) (b)
............................ 14,246 2,122,369
4,940,711,207
a
Food Products  —  0 .0%
Darling Ingredients, Inc.
(a) (b)
.................. 74,322 2,675,592
Freshpet, Inc.
(a) (b)
......................... 56,473 3,440,900
Hershey Co. (The) ........................ 73,647 13,402,281
19,518,773
a
Ground Transportation  —  0 .6%
Avis Budget Group, Inc.
(a) (b)
.................. 25,494 3,271,390
Lyft, Inc. , Class A
(a) (b)
....................... 255,273 4,944,638
Old Dominion Freight Line, Inc. ............... 43,880 6,880,384
Uber Technologies, Inc.
(a)
................... 8,425,218 688,424,563
U-Haul Holding Co.
(a) (b)
..................... 11,403 574,825
U-Haul Holding Co. , Series N , NVS
(b)
........... 161,193 7,534,161
Union Pacific Corp. ....................... 197,551 45,697,497
XPO, Inc.
(a)
............................. 98,776 13,424,646
770,752,104
a
Health Care Equipment & Supplies  —  1 .3%
Boston Scientific Corp.
(a)
.................... 1,064,810 101,529,634
Dexcom, Inc.
(a)
.......................... 1,636,190 108,593,930
IDEXX Laboratories, Inc.
(a)
................... 333,398 225,553,749
Inspire Medical Systems, Inc.
(a) (b)
.............. 114,295 10,541,428
Insulet Corp.
(a) (b)
.......................... 293,418 83,401,132
Intuitive Surgical, Inc.
(a)
..................... 1,477,140 836,593,011
Masimo Corp.
(a) (b)
......................... 188,587 24,527,625
Penumbra, Inc.
(a)
......................... 156,493 48,655,239
ResMed, Inc. ........................... 144,445 34,792,467
Stryker Corp. ........................... 370,428 130,194,329
1,604,382,544
a
Health Care Providers & Services  —  0 .7%
Cardinal Health, Inc. ....................... 501,865 103,133,257
Cencora, Inc. ........................... 766,230 258,794,182
Chemed Corp. ........................... 5,456 2,334,404
Cigna Group (The) ........................ 87,616 24,114,552
DaVita, Inc.
(a) (b)
.......................... 150,129 17,056,156
HCA Healthcare, Inc. ...................... 144,480 67,451,933
McKesson Corp. ......................... 484,765 397,647,882

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Providers & Services (continued)
Molina Healthcare, Inc.
(a)
.................... 117,590 $ 20,406,569
890,938,935
a
Health Care Technology  —  0 .1%
Doximity, Inc. , Class A
(a)
.................... 558,657 24,737,332
Veeva Systems, Inc. , Class A
(a)
............... 491,746 109,772,460
134,509,792
a
Hotels, Restaurants & Leisure  —  2 .7%
Airbnb, Inc. , Class A
(a)
...................... 1,779,610 241,528,669
Booking Holdings, Inc. ..................... 127,861 684,737,849
Carnival Corp.
(a)
.......................... 1,395,171 42,608,522
Cava Group, Inc.
(a) (b)
....................... 417,545 24,505,716
Chipotle Mexican Grill, Inc.
(a)
................. 5,508,825 203,826,525
Choice Hotels International, Inc.
(b)
.............. 34,491 3,285,613
Churchill Downs, Inc. ...................... 233,159 26,528,831
Darden Restaurants, Inc. ................... 464,368 85,452,999
Domino's Pizza, Inc. ....................... 39,831 16,602,358
DoorDash, Inc. , Class A
(a)
................... 1,501,454 340,049,302
DraftKings, Inc. , Class A
(a) (b)
.................. 2,011,084 69,301,955
Dutch Bros, Inc. , Class A
(a) (b)
................. 490,720 30,041,878
Expedia Group, Inc.
(b)
...................... 490,392 138,932,958
Flutter Entertainment PLC , Class DI
(a) (b)
.......... 546,671 117,556,132
Hilton Worldwide Holdings, Inc. ............... 954,437 274,162,028
Las Vegas Sands Corp. .................... 1,282,489 83,477,209
Marriott International, Inc. , Class A ............. 720,522 223,534,745
McDonald's Corp. ........................ 169,156 51,699,148
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 1,695,669 37,847,332
Planet Fitness, Inc. , Class A
(a)
................ 351,131 38,087,180
Restaurant Brands International, Inc. ............ 863,055 58,886,243
Royal Caribbean Cruises Ltd. ................ 1,060,245 295,723,535
Starbucks Corp. .......................... 629,576 53,016,595
Texas Roadhouse, Inc. ..................... 276,991 45,980,506
Travel + Leisure Co. ....................... 84,318 5,946,949
Vail Resorts, Inc. ......................... 117,144 15,556,723
Viking Holdings Ltd.
(a)
...................... 729,343 52,082,384
Wendy's Co. (The) ........................ 322,441 2,685,934
Wingstop, Inc.
(b)
.......................... 116,229 27,719,454
Wyndham Hotels & Resorts, Inc. .............. 277,479 20,966,313
Yum! Brands, Inc. ........................ 391,965 59,296,465
3,371,628,050
a
Household Durables  —  0 .1%
SharkNinja, Inc.
(a)
......................... 59,508 6,658,945
Somnigroup International, Inc. ................ 845,969 75,528,112
TopBuild Corp.
(a)
......................... 9,162 3,822,295
86,009,352
a
Household Products  —  0 .1%
Colgate-Palmolive Co. ..................... 1,594,441 125,992,728
Kimberly-Clark Corp. ...................... 500,814 50,527,124
176,519,852
a
Independent Power and Renewable Electricity Producers  —  0 .2%
Vistra Corp. ............................ 1,415,737 228,400,850
a
Industrial Conglomerates  —  0 .1%
3M Co. ................................ 359,069 57,486,947
a
Insurance  —  0 .4%
Aon PLC , Class A ........................ 811,646 286,413,640
Arthur J Gallagher & Co. .................... 64,596 16,716,799
Brown & Brown, Inc. ....................... 127,901 10,193,710
Everest Group Ltd. ........................ 24,422 8,287,606
Kinsale Capital Group, Inc. .................. 92,532 36,191,116
Markel Group, Inc.
(a)
....................... 10,636 22,863,677
Security Shares Value
a
Insurance (continued)
Marsh & McLennan Companies, Inc. ............ 244,880 $ 45,430,138
Progressive Corp. (The) .................... 123,022 28,014,570
RLI Corp. .............................. 18,125 1,159,637
Ryan Specialty Holdings, Inc. , Class A ........... 444,933 22,971,891
478,242,784
a
Interactive Media & Services  —  10 .0%
Alphabet, Inc. , Class A ..................... 13,823,622 4,326,793,686
Alphabet, Inc. , Class C , NVS ................. 11,255,786 3,532,065,647
Meta Platforms, Inc. , Class A ................. 6,957,961 4,592,880,477
Pinterest, Inc. , Class A
(a)
.................... 1,227,536 31,780,907
Reddit, Inc. , Class A
(a)
...................... 519,735 119,471,484
Trump Media & Technology Group Corp.
(a) (b)
....... 371,688 4,921,149
12,607,913,350
a
IT Services  —  0 .6%
Cloudflare, Inc. , Class A
(a)
................... 1,311,864 258,633,988
Gartner, Inc.
(a)
........................... 308,137 77,736,802
Globant SA
(a) (b)
.......................... 16,053 1,049,385
GoDaddy, Inc. , Class A
(a)
.................... 562,767 69,828,129
Kyndryl Holdings, Inc.
(a) (b)
................... 66,795 1,774,075
MongoDB, Inc. , Class A
(a)
................... 31,463 13,204,706
Okta, Inc. , Class A
(a) (b)
...................... 275,865 23,854,047
Snowflake, Inc.
(a)
......................... 1,373,966 301,393,182
Twilio, Inc. , Class A
(a)
...................... 101,045 14,372,641
761,846,955
a
Life Sciences Tools & Services  —  0 .1%
Medpace Holdings, Inc.
(a)
................... 93,420 52,469,343
Repligen Corp.
(a)
......................... 30,470 4,992,814
Sotera Health Co.
(a)
....................... 82,871 1,461,845
Tempus AI, Inc. , Class A
(a) (b)
.................. 401,924 23,733,612
Waters Corp.
(a) (b)
......................... 130,307 49,494,508
132,152,122
a
Machinery  —  0 .2%
Allison Transmission Holdings, Inc. ............. 57,563 5,635,418
Caterpillar, Inc. .......................... 238,513 136,636,942
Illinois Tool Works, Inc. ..................... 396,982 97,776,667
RBC Bearings, Inc.
(a)
...................... 26,310 11,798,193
251,847,220
a
Media  —  0 .1%
DoubleVerify Holdings, Inc.
(a) (b)
................ 289,229 3,308,780
Liberty Broadband Corp. , Series A
(a)
............ 15,268 737,139
Liberty Broadband Corp. , Series C , NVS
(a) (b)
....... 100,586 4,888,480
Nexstar Media Group, Inc. ................... 7,669 1,557,190
NIQ Global Intelligence PLC
(a)
................ 94,843 1,563,961
Trade Desk, Inc. (The) , Class A
(a)
.............. 1,867,359 70,884,948
82,940,498
a
Metals & Mining  —  0 .0%
Anglogold Ashanti PLC ..................... 255,598 21,797,398
Steel Dynamics, Inc. ....................... 55,307 9,371,771
31,169,169
a
Oil, Gas & Consumable Fuels  —  0 .3%
Cheniere Energy, Inc. ...................... 401,333 78,015,122
HF Sinclair Corp. ......................... 66,012 3,041,833
Phillips 66 .............................. 120,579 15,559,514
Targa Resources Corp. ..................... 888,825 163,988,213
Texas Pacific Land Corp.
(b)
.................. 241,377 69,328,302
Williams Companies, Inc. (The) ............... 270,266 16,245,689
346,178,673
a

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 1000 Growth ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Passenger Airlines  —  0 .0%
Alaska Air Group, Inc.
(a)
..................... 85,898 $ 4,320,669
American Airlines Group, Inc.
(a)
................ 169,927 2,604,981
Southwest Airlines Co. ..................... 205,873 8,508,731
15,434,381
a
Pharmaceuticals  —  3 .1%
Bristol-Myers Squibb Co. .................... 1,640,791 88,504,267
Corcept Therapeutics, Inc.
(a)
................. 393,278 13,686,074
Eli Lilly & Co. ........................... 3,352,570 3,602,939,928
Zoetis, Inc. , Class A ....................... 1,489,700 187,434,054
3,892,564,323
a
Professional Services  —  0 .6%
Automatic Data Processing, Inc. ............... 1,580,975 406,674,199
Booz Allen Hamilton Holding Corp. , Class C ....... 500,613 42,231,713
Broadridge Financial Solutions, Inc. ............ 443,025 98,869,889
Dayforce, Inc.
(a)
.......................... 60,981 4,217,446
Equifax, Inc. ............................ 88,614 19,227,466
ExlService Holdings, Inc.
(a)
.................. 645,891 27,411,614
KBR, Inc. .............................. 41,267 1,658,934
Paychex, Inc. ........................... 422,590 47,406,146
Paycom Software, Inc. ..................... 117,350 18,700,896
Paylocity Holding Corp.
(a)
................... 168,320 25,668,800
Verisk Analytics, Inc. ....................... 351,503 78,627,706
770,694,809
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 136,689 21,978,224
CoStar Group, Inc.
(a)
....................... 216,547 14,560,620
Jones Lang LaSalle, Inc.
(a)
................... 53,152 17,884,054
54,422,898
a
Residential REITs  —  0 .0%
Sun Communities, Inc. ..................... 98,720 12,232,395
UDR, Inc. .............................. 76,023 2,788,524
15,020,919
a
Retail REITs  —  0 .1%
Simon Property Group, Inc. .................. 300,877 55,695,341
a
Semiconductors & Semiconductor Equipment  —  19 .7%
Advanced Micro Devices, Inc.
(a)
............... 3,942,151 844,251,058
Applied Materials, Inc. ..................... 952,038 244,664,246
Astera Labs, Inc.
(a)
........................ 527,162 87,698,670
Broadcom, Inc. .......................... 17,243,452 5,967,958,737
Enphase Energy, Inc.
(a)
..................... 532,603 17,069,926
Entegris, Inc. ............................ 102,182 8,608,834
KLA Corp. .............................. 550,633 669,063,146
Lam Research Corp. ...................... 5,254,328 899,435,867
Lattice Semiconductor Corp.
(a)
................ 484,025 35,614,559
MACOM Technology Solutions Holdings, Inc.
(a)
..... 65,690 11,251,383
Marvell Technology, Inc. .................... 252,443 21,452,606
Monolithic Power Systems, Inc. ............... 193,683 175,546,524
NVIDIA Corp. ........................... 82,500,989 15,386,434,448
Onto Innovation, Inc.
(a)
..................... 47,201 7,451,150
QUALCOMM, Inc. ........................ 1,033,496 176,779,491
Texas Instruments, Inc. ..................... 1,556,061 269,961,023
24,823,241,668
a
Software  —  17 .5%
Adobe, Inc.
(a)
............................ 1,749,261 612,223,857
Appfolio, Inc. , Class A
(a) (b)
................... 91,987 21,400,776
AppLovin Corp. , Class A
(a) (b)
.................. 997,708 672,275,605
Atlassian Corp. , Class A
(a)
................... 693,989 112,523,377
Autodesk, Inc.
(a)
.......................... 891,545 263,906,235
Bentley Systems, Inc. , Class B
(b)
............... 658,685 25,138,713
Security Shares Value
a
Software (continued)
Cadence Design Systems, Inc.
(a)
.............. 1,141,821 $ 356,910,408
Circle Internet Group, Inc.
(a) (b)
................. 29,219 2,317,067
Confluent, Inc. , Class A
(a)
................... 1,208,547 36,546,461
Crowdstrike Holdings, Inc. , Class A
(a)
............ 1,034,746 485,047,535
Datadog, Inc. , Class A
(a) (b)
................... 1,306,259 177,638,161
Docusign, Inc.
(a) (b)
......................... 635,050 43,437,420
Dropbox, Inc. , Class A
(a)
.................... 205,208 5,704,782
Dynatrace, Inc.
(a)
......................... 1,228,711 53,252,335
Elastic N.V.
(a)
............................ 386,133 29,129,874
Fair Isaac Corp.
(a)
......................... 80,828 136,649,433
Fortinet, Inc.
(a)
........................... 2,662,687 211,443,975
Gen Digital, Inc. .......................... 249,708 6,789,561
Gitlab, Inc. , Class A
(a)
...................... 584,326 21,929,755
Guidewire Software, Inc.
(a)
................... 355,159 71,390,511
HubSpot, Inc.
(a)
.......................... 212,781 85,389,015
Intuit, Inc. .............................. 1,142,602 756,882,417
Manhattan Associates, Inc.
(a)
................. 250,844 43,473,774
Microsoft Corp. .......................... 26,404,568 12,769,777,176
nCino, Inc.
(a) (b)
........................... 67,198 1,722,957
Nutanix, Inc. , Class A
(a)
..................... 266,673
13,784,327
Oracle Corp. ............................ 7,044,354 1,373,015,038
Palantir Technologies, Inc. , Class A
(a)
........... 9,140,979 1,624,809,017
Palo Alto Networks, Inc.
(a)
................... 2,810,171 517,633,498
Pegasystems, Inc. ........................ 120,648 7,205,099
Procore Technologies, Inc.
(a) (b)
................ 479,485 34,877,739
PTC, Inc.
(a) (b)
............................ 57,653 10,043,729
RingCentral, Inc. , Class A
(a) (b)
................. 335,025 9,675,522
Rubrik, Inc. , Class A
(a)
...................... 334,003 25,544,549
Salesforce, Inc. .......................... 437,618 115,929,384
Samsara, Inc. , Class A
(a)
.................... 1,306,120 46,301,954
SentinelOne, Inc. , Class A
(a)
.................. 891,264 13,368,960
ServiceNow, Inc.
(a)
........................ 4,324,506 662,471,074
Strategy, Inc. , Class A
(a) (b)
................... 62,078 9,432,752
Synopsys, Inc.
(a)
......................... 566,933 266,299,769
Teradata Corp.
(a)
......................... 91,355 2,780,846
Tyler Technologies, Inc.
(a)
................... 149,371 67,806,965
Unity Software, Inc.
(a)
...................... 78,555 3,469,774
Workday, Inc. , Class A
(a)
.................... 900,407 193,389,416
Zscaler, Inc.
(a) (b)
.......................... 418,008 94,018,359
22,094,758,951
a
Specialized REITs  —  0 .3%
American Tower Corp. ..................... 1,957,446 343,668,794
Lamar Advertising Co. , Class A ............... 361,199 45,720,569
Public Storage ........................... 86,981 22,571,570
411,960,933
a
Specialty Retail  —  1 .9%
AutoZone, Inc.
(a)
......................... 10,952 37,143,708
Burlington Stores, Inc.
(a)
.................... 262,981 75,962,062
Carvana Co. , Class A
(a) (b)
.................... 565,687 238,731,228
Chewy, Inc. , Class A
(a)
..................... 913,978 30,206,973
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 141,700 8,628,113
Home Depot, Inc. (The) .................... 3,175,371 1,092,645,161
Lithia Motors, Inc. , Class A .................. 10,991 3,652,639
Murphy USA, Inc.
(b)
....................... 71,834 28,986,456
O'Reilly Automotive, Inc.
(a)
................... 3,239,955 295,516,296
RH
(a) (b)
................................ 10,585 1,896,303
Ross Stores, Inc. ......................... 266,462 48,000,465
TJX Companies, Inc. (The) .................. 2,340,389 359,507,154
Tractor Supply Co. ........................ 2,224,603 111,252,396
Ulta Beauty, Inc.
(a)
........................ 47,231 28,575,227
Valvoline, Inc.
(a) (b)
......................... 471,084 13,689,701
Wayfair, Inc. , Class A
(a) (b)
.................... 73,520 7,382,143

iShares
®
Russell 1000 Growth ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Specialty Retail (continued)
Williams-Sonoma, Inc. ..................... 74,028 $ 13,220,660
2,394,996,685
a
Technology Hardware, Storage & Peripherals  —  11 .2%
Apple, Inc. ............................. 51,532,321 14,009,576,787
Dell Technologies, Inc. , Class C ............... 182,452 22,967,058
NetApp, Inc. ............................ 330,102 35,350,623
Pure Storage, Inc. , Class A
(a)
................. 1,114,142 74,658,655
Super Micro Computer, Inc.
(a) (b)
................ 984,950 28,829,487
14,171,382,610
a
Textiles, Apparel & Luxury Goods  —  0 .2%
Birkenstock Holding PLC
(a) (b)
................. 66,673 2,726,926
Deckers Outdoor Corp.
(a)
.................... 607,212 62,949,668
Lululemon Athletica, Inc.
(a)
................... 250,386 52,032,715
On Holding AG , Class A
(a) (b)
.................. 933,720 43,399,305
Ralph Lauren Corp. , Class A ................. 11,689 4,133,347
Tapestry, Inc. ............................ 793,744 101,416,671
266,658,632
a
Trading Companies & Distributors  —  0 .4%
Core & Main, Inc. , Class A
(a)
.................. 461,089 23,962,795
Fastenal Co. ............................ 3,945,308 158,325,210
Ferguson Enterprises, Inc. ................... 47,036 10,471,625
FTAI Aviation Ltd.
(b)
....................... 426,243 83,905,935
Security Shares Value
a
Trading Companies & Distributors (continued)
SiteOne Landscape Supply, Inc.
(a)
.............. 59,482 $ 7,409,078
WW Grainger, Inc. ........................ 156,223 157,636,818
441,711,461
a
Total Long-Term Investments — 99.9%
(Cost: $ 77,742,291,563 ) .............................. 125,867,984,542
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(c) (d) (e)
...................... 765,689,289 766,072,135
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(c) (d)
............................ 177,121,404 177,121,404
a
Total Short-Term Securities — 0.7%
(Cost: $ 942,651,114 ) ................................ 943,193,539
Total Investments — 100.6%
(Cost: $ 78,684,942,677 ) .............................. 126,811,178,081
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (753,428,978)
Net Assets — 100.0% ................................. $ 126,057,749,103
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 889,102,066  $ —  $ (123,067,961)
(a)
$ 45,476  $ (7,446) $ 766,072,135  765,689,289  $ 1,756,824
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 135,290,105  41,831,299
(a)
—  —  —  177,121,404  177,121,404  4,584,514  —
$ 45,476  $ (7,446)
$ 943,193,539
$ 6,341,338  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 1000 Growth Index ......................................................... 722  03/20/26 $ 173,414  $ (2,251,252)

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Russell 1000 Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................. $ 125,867,984,542 $ — $ — $ 125,867,984,542
Short-Term Securities
Money Market Funds .......................................... 943,193,539 — — 943,193,539
$ 126,811,178,081 $ — $ — $ 126,811,178,081
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................... $ (2,251,252) $ — $ — $ (2,251,252)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust